Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 123,994	$ 117	$ 31,167
Accounts receivables	1,750	0	11,180
Prepaid expenses and other current assets	7,055	6,569	10,319
Total Current Assets	132,799	6,686	52,666
Property and equipment, net	6,418	9,659	38,437
Intangible assets, net	789,750	838,500	903,500
Total Assets	928,967	854,845	994,603
Current Liabilities
Accounts payable and accrued liabilities	1,525,071	1,340,151	839,424
Accounts payable and accrued liabilities, related parties	938,670	1,083,237	637,738
Accrued compensation	1,109,566	2,850,215	2,595,212
Advance from customer	60,800	60,800	60,800
Deferred revenue	607,666	0	0
Notes payable	35,564	3,461,218	3,461,218
Notes payable, related parties	65,000	2,867,500	2,867,500
Convertible notes payable, related parties	450,251	2,674,492	1,033,960
Total current liabilities	4,792,588	14,337,613	11,495,852
Commitment and contingencies
Stockholders' Deficit
Preferred stock - Series A	0	69	69
Common stock	10,267	3,200	2,956
Additional paid-in capital	26,827,544	2,719,081	2,716,886
Accumulated deficit	(30,701,432)	(16,205,118)	(13,221,160)
Total stockholders' deficit	(3,863,621)	(13,482,768)	(10,501,249)
Total liabilities and stockholders' deficit	$ 928,967	$ 854,845	$ 994,603